UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22263

Exchange Traded Concepts Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Address of principal executive offices) (Zip code)

J. Garrett Stevens

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Name and address of agent for service)

Copy to:

Chapman and Cutler LLP

320 South Canal Street

Chicago, IL 60606

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: August 31, 2024

Date of reporting period: August 31, 2024

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1) is attached hereto.

Exchange Traded Concepts Trust

EMQQ The Emerging Markets Internet ETF

Ticker: EMQQ

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report - August 31, 2024

This annual shareholder report contains important information about EMQQ The Emerging Markets Internet ETF (the "Fund") for the period from September 1, 2023 to August 31, 2024, and describes changes to the Fund that occurred during the reporting period. You can find additional information about the Fund at https://emqqetf.com/materials/. You can also request this information by contacting us at 1-855-888-9892.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EMQQ The Emerging Markets Internet ETF	$91	0.86%

How did the Fund perform in the last year?

EMQQ The Emerging Markets ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of EMQQ The Emerging Markets Internet Index (the “Index”). For the year ended August 31, 2024, the Fund has delivered a total return of 11.29% at Net Asset Value ("NAV"). This was primarily driven by strong underlying fundamentals of the Fund’s Indian internet companies, which are experiencing robust growth as the country undergoes rapid digitalization from a low base. The Fund also had several strong performers in Latin America driven by e-commerce and fintech companies supplanting market share from more traditional players in brick-and-mortar retail and financial services. The same phenomenon drove robust performance in e-commerce names in Southeast Asia. Prospects of interest rate cuts throughout 2024 also provided a boost to assets in emerging markets.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Average Annual Total Returns as of August 31, 2024

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
EMQQ The Emerging Markets Internet ETF (NAV)	11.29%	1.84%	3.31%
EMQQ The Emerging Markets Internet ETF (Market Price)	11.13%	1.86%	3.28%
EMQQ The Emerging Markets Internet Index	13.07%	2.85%	4.29%
MSCI Emerging Markets Index	15.07%	4.79%	3.50%
S&P 500® Index	27.14%	15.92%	13.00%
	EMQQ The Emerging Markets Internet ETF (NAV) - $13758	EMQQ The Emerging Markets Internet Index - $15103	MSCI Emerging Markets Index - $14018	S&P 500® Index - $33172
Nov/14	$10000	$10000	$10000	$10000
Aug/15	$7654	$7686	$8388	$9837
Aug/16	$9962	$10135	$9380	$11072
Aug/17	$13770	$14150	$11681	$12870
Aug/18	$12937	$13415	$11602	$15400
Aug/19	$12558	$13125	$11096	$15850
Aug/20	$21454	$22625	$12703	$19327
Aug/21	$21288	$22604	$15386	$25350
Aug/22	$12533	$13414	$12031	$22504
Aug/23	$12362	$13357	$12182	$26092
Aug/24	$13758	$15103	$14018	$33172

Since its inception on November 12, 2014. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.Call 1-855-888-9892 or visit https://emqqetf.com/materials/ for current month-end performance.

Key Fund Statistics as of August 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$364,101,762	73	$3,402,713	26%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Consumer Staples	0.4%
Short-Term Investment	0.4%
Information Technology	0.5%
Real Estate	0.8%
Industrials	1.5%
Energy	8.2%
Financials	19.1%
Communication Services	25.7%
Consumer Discretionary	44.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
MercadoLibre	9.3%
Reliance Industries	8.2%
Alibaba Group Holding	6.7%
Tencent Holdings	6.6%
NU Holdings, Cl A	6.1%
Meituan, Cl B	6.1%
Sea ADR	5.6%
PDD Holdings ADR	4.0%
Coupang, Cl A	3.5%
Kaspi.KZ JSC ADR	3.4%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown in the top ten chart.

Material Fund Changes

 This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://emqqetf.com/materials/ or upon request at 1-855-888-9892.

  The Fund changed its name from EMQQ The Emerging Markets Internet & Ecommerce ETF to EMQQ The Emerging Markets Internet ETF.

  The Fund’s investment objective changed to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of EMQQ The Emerging Markets Internet Index.

  The Fund’s investment strategies and principal risks have been revised based on the revised methodology of the underlying index.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-855-888-9892

  https://emqqetf.com/materials/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds.

Exchange Traded Concepts Trust

EMQQ The Emerging Markets Internet ETF: EMQQ

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report - August 31, 2024

EMQ-AR-TSR-2024-1

Exchange Traded Concepts Trust

FMQQ The Next Frontier Internet ETF

Ticker: FMQQ

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report - August 31, 2024

This annual shareholder report contains important information about FMQQ The Next Frontier Internet ETF (the "Fund") for the period from September 1, 2023 to August 31, 2024, and describes changes to the Fund that occurred during the reporting period. You can find additional information about the Fund at https://fmqqetf.com/materials/. You can also request this information by contacting us at 1-855-888-9892.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FMQQ The Next Frontier Internet ETF	$96	0.86%

How did the Fund perform in the last year?

FMQQ The Next Frontier ETF (the “Fund) seeks investment results, before fees and expenses, that track the performance of FMQQ The Next Frontier Internet Index (the “Index”). For the year ended August 31, 2024, the Fund has a total return of 23.42% at Net Asset Value ("NAV"). This was primarily driven by strong underlying fundamentals of the Fund’s Indian internet companies. Indian internet and technology companies continue to experience robust growth due to India’s young demographics, increasing smartphone adoption, low mobile data costs and a rapidly digitizing economy. The Fund also had several strong performers in Latin America driven by e-commerce and fintech companies supplanting market share from more traditional players in brick-and-mortar retail and financial services. The same phenomenon drove strong performance in e-commerce names in Southeast Asia. Prospects of interest rate cuts throughout 2024 also provided a boost to assets in emerging markets.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Average Annual Total Returns as of August 31, 2024

	FMQQ The Next Frontier Internet ETF (NAV) - $5157	FMQQ The Next Frontier Internet Index - $5287	MSCI Frontier Markets Index - $9169
Sep/21	$10000	$10000	$10000
Aug/22	$4341	$4315	$8294
Aug/23	$4178	$4192	$8329
Aug/24	$5157	$5287	$9169
Fund/Index Name	1 Year	Annualized Since Inception
FMQQ The Next Frontier Internet ETF (NAV)	23.42%	-20.24%
FMQQ The Next Frontier Internet ETF (Market Price)	22.41%	-20.03%
FMQQ The Next Frontier Internet Index	26.13%	-19.55%
MSCI Frontier Markets Index	10.08%	-2.92%

Since its inception on September 27, 2021. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.Call 1-855-888-9892 or visit https://fmqqetf.com/materials/ for current month-end performance.

Key Fund Statistics as of August 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$30,228,186	40	$197,884	40%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Information Technology	1.2%
Industrials	3.6%
Energy	7.6%
Communication Services	18.9%
Consumer Discretionary	31.8%
Financials	37.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
MercadoLibre	8.1%
NU Holdings, Cl A	8.0%
Reliance Industries	7.6%
Sea ADR	6.8%
Zomato	5.7%
Kaspi.KZ JSC ADR	5.2%
Bajaj Finance	4.4%
Info Edge India	4.0%
XP, Cl A	3.9%
PB Fintech	3.9%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown in the top ten chart.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://fmqqetf.com/materials/ or upon request at 1-855-888-9892.

  The Fund changed its name from FMQQ The Next Frontier Internet & Ecommerce ETF to FMQQ The Next Frontier Internet ETF.

  The Fund’s investment objective changed to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of FMQQ The Next Frontier Internet Index.

  The Fund’s investment strategies and principal risks have been revised based on the revised methodology of the underlying index.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-855-888-9892

  https://fmqqetf.com/materials/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds.

Exchange Traded Concepts Trust

FMQQ The Next Frontier Internet ETF: FMQQ

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report - August 31, 2024

EMQ-AR-TSR-2024-2

(b) Not applicable

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, or any person who performs a similar functions.

Item 3. Audit Committee Financial Expert.

(a) (1) The Registrant’s Board of Trustees has determined that the Registrant has an audit committee financial expert serving on the audit committee.

(a) (2) The audit committee financial expert Timothy Jacoby is an independent trustee as defined in Form N-CSR Item 3 (a) (2).

Item 4. Principal Accountant Fees and Services.

Fees billed by Cohen & Company, Ltd (Cohen) related to the Registrant.

Cohen billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

		2024				2023
		All fees and services to the Trust that were pre- approved		All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved		All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees	$60,900		N/A	N/A	$60,900		N/A	N/A
(b)	Audit-Related Fees	N/A		N/A	N/A	N/A		N/A	N/A
(c)	Tax Fees	$14,000	(1)	N/A	N/A	$14,000	(1)	N/A	N/A
(d)	All Other Fees	N/A		N/A	N/A	N/A		N/A	N/A

Notes:

(1)	Tax fees include review of Federal Form 1120 RIC, State returns (if requested), and excise tax returns and review of dividend calculation, if requested.

(e)(1) The Trust’s Audit Committee has adopted, and the Board of Trustees has ratified, an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Trust may be pre-approved.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	2024	2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not Applicable.

(g) The aggregate non-audit fees and services billed by Cohen for the fiscal years 2024 and 2023 were $14,000 and $14,000, respectively.

(h) During the past fiscal year, Registrant's principal accountant provided certain non-audit services to Registrant's investment adviser or to entities controlling, controlled by, or under common control with Registrant's investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The Audit Committee of Registrant's Board of Trustees reviewed and considered these non-audit services provided by Registrant's principal accountant to Registrant's affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

(i) Not applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

(j) Not applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5. Audit Committee of Listed Registrants.

The Registrant has a separately-designated standing Audit Committee, which is composed of the Registrant's Independent Trustees: Timothy Jacoby, Stuart Strauss, Linda Petrone and Mark Zurack.

Item 6. Investments.

(a) The Schedule of Investments is included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b) Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

Financial statements and financial highlights are filed herein.

EXCHANGE TRADED CONCEPTS TRUST

EMQQ The Emerging Markets Internet ETF

(formerly, EMQQ The Emerging Markets Internet & Ecommerce ETF)

FMQQ The Next Frontier Internet ETF

(formerly, FMQQ The Next Frontier Internet & Ecommerce ETF)

Annual Financials and Other Information

August 31, 2024

EMQQ/FMQQ

Table of Contents

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:
• 1-855-888-9892
• https://emqqetf.com/materials/
• https://fmqqetf.com/materials/

EMQQ

The Emerging Markets Internet ETF

Schedule of Investments

August 31, 2024

## Sector Weightings (Unaudited)

44.2% Consumer Discretionary
25.7% Communication Services
19.1% Financials
8.2% Energy
1.5% Industrials
0.8% Real Estate
0.5% Information Technology
0.4% Short-Term Investment
0.4% Consumer Staples

Description	Shares	Fair Value
COMMON STOCK†† — 100.4%

Argentina — 0.1%
Consumer Discretionary — 0.1%
Despegar.com*	27,656	$339,892

Brazil — 17.4%
Consumer Discretionary — 9.4%
Magazine Luiza*	173,520	373,494
MercadoLibre*	16,394	33,798,854
		34,172,348
Financials — 8.0%
Inter	120,033	867,719
NU Holdings, Cl A*	1,490,946	22,319,462
Pagseguro Digital, Cl A*	101,191	1,120,184
StoneCo, Cl A*	128,607	1,705,329
XP, Cl A	176,898	3,256,692
		29,269,386
		63,441,734

China — 37.9%
Communication Services — 13.6%
Baidu, Cl A*	643,604	6,844,130
Bilibili, Cl Z*	78,912	1,159,340
China Literature*	109,800	347,682
China Ruyi Holdings(A)*	1,700,799	492,770
Hello Group ADR	40,306	267,632
iQIYI ADR*	129,481	278,384
Kanzhun ADR	93,104	1,160,076
Kingsoft	255,600	702,864
Kuaishou Technology, Cl B*	737,700	3,811,254
Meitu(A)	765,000	232,430
NetEase	493,880	8,085,288
Tencent Holdings	489,692	23,981,122
Tencent Music Entertainment Group ADR	240,969	2,515,716
		49,878,688
Description	Shares	Fair Value
China — continued
Consumer Discretionary — 22.0%
Alibaba Group Holding	2,352,798	$24,567,381
JD.com, Cl A	709,744	9,753,930
Meituan, Cl B*	1,459,179	22,111,043
PDD Holdings ADR*	150,341	14,449,274
Tongcheng Travel Holdings	336,800	628,661
Trip.com Group*	157,561	7,477,704
Vipshop Holdings ADR	94,391	1,183,663
		80,171,656
Consumer Staples — 0.4%
Alibaba Health Information Technology*	1,408,000	543,316
JD Health International*	287,000	866,475
		1,409,791
Financials — 0.4%
Qifu Technology ADR	40,832	1,081,640
ZhongAn Online P&C Insurance, Cl H*	236,700	307,694
		1,389,334
Industrials — 0.5%
Full Truck Alliance ADR	236,343	1,713,487
Information Technology — 0.2%
Kingdee International Software Group*	811,000	641,489
Real Estate — 0.8%
KE Holdings, Cl A	582,542	2,901,358
Phoenix Tree Holdings ADR(A)(B)(C)*	179,833	—
		2,901,358
		138,105,803

Hong Kong — 0.4%
Financials — 0.4%
Futu Holdings ADR*	24,270	1,542,601

India — 19.4%
Communication Services — 0.9%
Info Edge India	34,460	3,154,972
Consumer Discretionary — 3.9%
FSN E-Commerce Ventures*	526,797	1,304,568
Jubilant Foodworks	185,635	1,439,331
MakeMyTrip*	31,013	2,982,520
Zomato*	2,852,456	8,520,509
		14,246,928
Energy — 8.2%
Reliance Industries	827,767	29,798,477

The accompanying notes are an integral part of the financial statements.

EMQQ

The Emerging Markets Internet ETF

Schedule of Investments

August 31, 2024 (Continued)

Description	Shares	Fair Value
India — continued
Financials — 6.4%
Angel One	18,840	$580,972
Bajaj Finance	135,257	11,611,496
Indian Energy Exchange	371,501	901,963
Jio Financial Services*	1,606,129	6,160,534
One 97 Communications*	143,036	1,060,603
PB Fintech*	147,537	3,117,546
		23,433,114
		70,633,491

Indonesia — 0.4%
Consumer Discretionary — 0.4%
GoTo Gojek Tokopedia, Cl A*	413,415,900	1,390,982

Japan — 1.1%
Communication Services — 1.1%
Nexon	200,600	3,940,222

Kazakhstan — 3.4%
Financials — 3.4%
Kaspi.KZ JSC ADR	95,206	12,465,322

Poland — 1.5%
Communication Services — 0.4%
CD Projekt(A)	32,227	1,527,864
Consumer Discretionary — 1.1%
Allegro.eu*	285,673	2,815,974
CCC*	25,713	1,032,621
		3,848,595
		5,376,459

Russia — 0.0%
Communication Services — 0.0%
Nebius Group, Cl A(B)(C)*	224,241	2,242
VK GDR(B)(C)*	117,354	1,174
		3,416
Consumer Discretionary — 0.0%
Ozon Holdings ADR(B)(C)*	125,832	1,258
TCS Group Holding GDR(B)(C)*	89,202	892
		2,150
Industrials — 0.0%
HeadHunter Group ADR(B)(C)*	25,106	251
		5,817
Singapore — 6.5%
Communication Services — 5.5%
Sea ADR*	258,694	20,258,327
Description	Shares	Fair Value
Singapore — continued
Industrials — 1.0%
Grab Holdings, Cl A*	1,099,817	$3,541,411
		23,799,738

South Africa — 3.1%
Communication Services — 0.3%
MultiChoice Group*	143,091	888,446
Consumer Discretionary — 2.8%
Naspers, Cl N	49,646	10,283,614
		11,172,060

South Korea — 8.7%
Communication Services — 3.9%
Kakao	149,210	4,155,116
NAVER	69,389	8,783,681
NCSoft	8,518	1,196,225
		14,135,022
Consumer Discretionary — 4.3%
Coupang, Cl A*	573,036	12,692,747
Delivery Hero, Cl A*	94,135	2,968,615
		15,661,362
Financials — 0.5%
KakaoBank	104,854	1,734,681
		31,531,065

Taiwan — 0.2%
Consumer Discretionary — 0.2%
momo.com	57,506	701,078

United States — 0.3%
Information Technology — 0.3%
Freshworks, Cl A*	81,986	957,596
Total Common Stock
(Cost $363,261,113)		365,403,860

SHORT-TERM INVESTMENT — 0.4%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(D)(E))	1,477,855	1,477,855

Total Short-Term Investment
(Cost $1,477,855)		1,477,855

Total Investments — 100.8%
(Cost $364,738,968)		$366,881,715

Percentages are based on net assets of $364,101,762.

††       Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

*          Non-income producing security.

The accompanying notes are an integral part of the financial statements.

EMQQ

The Emerging Markets Internet ETF

Schedule of Investments

August 31, 2024 (Concluded)

(A)      This security or a partial position of this security is on loan at August 31, 2024. The total value of securities on loan at August 31, 2024 was $1,413,286.

(B)      Level 3 security in accordance with fair value hierarchy.

(C)      Security is fair valued.

(D)      This security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2024 was $1,477,855.

(E)      The rate shown is the 7-day effective yield as of August 31, 2024.

ADR — American Depositary Receipt

Cl —  Class

GDR — Global Depositary Receipt

JSC — Joint-Stock Company

The following is a summary of the inputs used as of August 31, 2024 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock
Argentina	$339,892	$—	$—	$339,892
Brazil	63,441,734	—	—	63,441,734
China	138,105,803	—	—	138,105,803
Hong Kong	1,542,601	—	—	1,542,601
India	70,633,491	—	—	70,633,491
Indonesia	1,390,982	—	—	1,390,982
Japan	3,940,222	—	—	3,940,222
Kazakhstan	12,465,322	—	—	12,465,322
Poland	5,376,459	—	—	5,376,459
Russia	—	—	5,817	5,817
Singapore	23,799,738	—	—	23,799,738
South Africa	11,172,060	—	—	11,172,060
South Korea	31,531,065	—	—	31,531,065
Taiwan	701,078	—	—	701,078
United States	957,596	—	—	957,596
Short-Term Investment	1,477,855	—	—	1,477,855
Total Investments in Securities	$366,875,898	$—	$5,817	$366,881,715

(1)       A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

The accompanying notes are an integral part of the financial statements.

FMQQ

The Next Frontier Internet ETF

Schedule of Investments

August 31, 2024

Description	Shares	Fair Value
COMMON STOCK†† — 100.6%

Argentina — 0.4%
Consumer Discretionary — 0.4%
Despegar.com*	10,489	$128,910

Brazil — 25.1%
Consumer Discretionary — 8.6%
Magazine Luiza*	65,774	141,575
MercadoLibre*	1,188	2,449,252
		2,590,827
Financials — 16.5%
Inter	45,528	329,122
NU Holdings, Cl A*	161,044	2,410,829
Pagseguro Digital, Cl A*	38,381	424,878
StoneCo, Cl A*	48,778	646,796
XP, Cl A	64,767	1,192,360
		5,003,985
		7,594,812

India — 39.6%
Communication Services — 4.0%
Info Edge India	13,069	1,196,527

Consumer Discretionary — 12.8%
FSN E-Commerce Ventures*	199,808	494,808
Jubilant Foodworks	70,408	545,912
MakeMyTrip*	11,762	1,131,152
Zomato*	573,055	1,711,760
		3,883,632
Energy — 7.6%
Reliance Industries	63,797	2,296,604

Financials — 15.2%
Angel One	7,144	220,301
Bajaj Finance	15,328	1,315,873
Indian Energy Exchange	140,907	342,106
Jio Financial Services*	298,135	1,143,539
Description	Shares	Fair Value
India — continued
One 97 Communications*	53,903	$399,687
PB Fintech*	55,957	1,182,405
		4,603,911
		11,980,674

Indonesia — 1.7%
Consumer Discretionary — 1.7%
GoTo Gojek Tokopedia, Cl A*	156,805,900	527,590

Japan — 1.4%
Communication Services — 1.4%
Nexon	21,800	428,200

Kazakhstan — 5.2%
Financials — 5.2%
Kaspi.KZ JSC ADR	11,893	1,557,150

Poland — 6.8%
Communication Services — 1.9%
CD Projekt	12,224	579,533

Consumer Discretionary — 4.9%
Allegro.eu*	108,353	1,068,072
CCC*	9,752	391,635
		1,459,707
		2,039,240

Russia — 0.0%
Communication Services — 0.0%
VK GDR(A)(B)*	7,810	78

Consumer Discretionary — 0.0%
Ozon Holdings ADR(A)(B)*	8,369	84
TCS Group Holding GDR(A)(B)*	5,934	59
		143
Industrials — 0.0%
HeadHunter Group ADR(A)(B)*	1,664	17
		238

Singapore — 10.4%
Communication Services — 6.8%
Sea ADR*	26,311	2,060,414

Industrials — 3.6%
Grab Holdings, Cl A*	335,128	1,079,112
		3,139,526

The accompanying notes are an integral part of the financial statements.

FMQQ

The Next Frontier Internet ETF

Schedule of Investments

August 31, 2024 (Concluded)

Description	Shares	Fair Value
South Africa — 1.1%
Communication Services — 1.1%
MultiChoice Group*	54,271	$336,966

South Korea — 7.7%
Communication Services — 3.7%
Kakao	16,284	453,468
NAVER	4,280	541,788
NCSoft	930	130,605
		1,125,861
Consumer Discretionary — 3.4%
Coupang, Cl A*	30,848	683,283
Delivery Hero, Cl A*	10,274	323,998
		1,007,281
Financials — 0.6%
KakaoBank	11,443	189,310
		2,322,452

United States — 1.2%
Information Technology — 1.2%
Freshworks, Cl A*	31,095	363,190

Total Common Stock
(Cost $25,341,617)		30,418,948

Total Investments — 100.6%
(Cost $25,341,617)		$30,418,948

Percentages are based on net assets of $30,228,186

††       Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

*          Non-income producing security.

(A)      Level 3 security in accordance with fair value hierarchy.

(B)      Security is fair valued.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

JSC — Joint-Stock Company

The following is a summary of the inputs used as of August 31, 2024 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock
Argentina	$128,910	$—	$—	$128,910
Brazil	7,594,812	—	—	7,594,812
India	11,980,674	—	—	11,980,674
Indonesia	527,590	—	—	527,590
Japan	428,200	—	—	428,200
Kazakhstan	1,557,150	—	—	1,557,150
Poland	2,039,240	—	—	2,039,240
Russia	—	—	238(2)	238
Singapore	3,139,526	—	—	3,139,526
South Africa	336,966	—	—	336,966
South Korea	2,322,452	—	—	2,322,452
United States	363,190	—	—	363,190
Total Investments in Securities	$30,418,710	$—	$238	$30,418,948

(1)       A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

(2)       During the year ended August 31, 2024, Level 3 securities had sales proceeds of $113,355, Realized Gain/(Loss) of $(533,810) and Change in Unrealized Gain/(Loss) of $647,062.

The accompanying notes are an integral part of the financial statements.

EMQQ/FMQQ

Statements of Assets and Liabilities

August 31, 2024

	EMQQ The Emerging Markets Internet ETF	FMQQ The Next Frontier Internet ETF
Assets:
Investments, at Cost	$364,738,968	$25,341,617
Foreign Currency, at Cost	206,791	5,182
Investments, at Fair Value*	$366,881,715	$30,418,948
Cash and Cash Equivalents	1,693,427	269,445
Foreign Currency, at Value	206,873	5,187
Dividends Receivable	33,436	3,096
Total Assets	368,815,451	30,696,676

Liabilities:
Accrued Foreign Capital Gains Tax on Appreciated Securities	2,975,699	447,330
Payable Upon Return on Securities Loaned	1,477,855	—
Advisory Fees Payable	260,078	21,160
Payable for Investment Securities Purchased	57	—
Total Liabilities	4,713,689	468,490

Net Assets	$364,101,762	$30,228,186

Net Assets Consist of:
Paid-in Capital	$812,056,633	$34,349,806
Total Distributable Earnings (Accumulated Losses)	(447,954,871)	(4,121,620)
Net Assets	$364,101,762	$30,228,186

Outstanding Shares of Beneficial Interest (unlimited authorization – no par value)	10,600,000	2,275,000
Net Asset Value, Offering and Redemption Price Per Share	$34.35	$13.29
*Includes Value of Securities on Loan	$1,413,286	$—

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

EMQQ/FMQQ

Statements of Operations

For the Year Ended August 31, 2024

	EMQQ The Emerging Markets Internet ETF	FMQQ The Next Frontier Internet ETF
Investment Income:
Dividend Income	$4,723,471	$144,307
Interest Income	60,100	6,404
Income from Securities Lending, Net	118,369	—
Less: Foreign Taxes Withheld	(116,613)	(9,559)
Total Investment Income	4,785,327	141,152

Expenses:
Advisory Fees	3,402,713	197,884

Total Expenses	3,402,713	197,884

Net Investment Income (Loss)	1,382,614	(56,732)

Net Realized Gain (Loss) on:
Investments(1)	(59,610,220)	(3,700,305)
Foreign Currency Transactions	(160,556)	(20,567)
Foreign Capital Gains Tax	(576,353)	—
Net Realized Gain (Loss)	(60,347,129)	(3,720,872)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	97,293,374	9,475,367
Foreign Currency Translations	4,141	100
Accrued Foreign Capital Gains Tax on Appreciated Securities	(2,140,588)	(447,330)

Net Unrealized Appreciation (Depreciation)	95,156,927	9,028,137

Net Realized and Unrealized Gain (Loss)	34,809,798	5,307,265

Net Increase (Decrease) in Net Assets Resulting from Operations	$36,192,412	$5,250,533

(1)       Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in Notes to Financial Statements).

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

EMQQ

The Emerging Markets Internet ETF

Statements of Changes in Net Assets

	Year Ended August 31, 2024	Year Ended August 31, 2023
Operations:
Net Investment Income (Loss)	$1,382,614	$(1,722,793)
Net Realized Gain (Loss)(1)	(60,347,129)	(101,615,168)
Net Change in Unrealized Appreciation (Depreciation)	95,156,927	90,235,134
Net Increase (Decrease) in Net Assets Resulting from Operations	36,192,412	(13,102,827)

Distributions:	(3,171,921)	—

Capital Share Transactions:
Issued	—	14,554,115
Redeemed	(165,285,646)	(120,237,767)
Increase (Decrease) in Net Assets from Capital Share Transactions	(165,285,646)	(105,683,652)

Total Increase (Decrease) in Net Assets	(132,265,155)	(118,786,479)

Net Assets:
Beginning of Year	496,366,917	615,153,396
End of Year	$364,101,762	$496,366,917

Share Transactions:
Issued	—	550,000
Redeemed	(5,350,000)	(4,100,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(5,350,000)	(3,550,000)

(1)       Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in Notes to Financial Statements).

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

FMQQ

The Next Frontier Internet ETF

Statements of Changes in Net Assets

	Year Ended August 31, 2024	Year Ended August 31, 2023
Operations:
Net Investment Income (Loss)	$(56,732)	$(31,406)
Net Realized Gain (Loss)(1)	(3,720,872)	(1,547,287)
Net Change in Unrealized Appreciation (Depreciation)	9,028,137	1,193,958
Net Increase (Decrease) in Net Assets Resulting from Operations	5,250,533	(384,735)

Distributions:	(20,951)	—
Capital Share Transactions:
Issued	6,131,031	4,138,711
Increase (Decrease) in Net Assets from Capital Share Transactions	6,131,031	4,138,711

Total Increase (Decrease) in Net Assets	11,360,613	3,753,976

Net Assets:
Beginning of Year	18,867,573	15,113,597
End of Year	$30,228,186	$18,867,573

Share Transactions:
Issued	525,000	400,000
Net Increase (Decrease) in Shares Outstanding from Share Transactions	525,000	400,000

(1)       Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in Notes to Financial Statements).

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

EMQQ

The Emerging Markets Internet ETF

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout each Year

	Years Ended August 31,
	2024	2023	2022	2021	2020
Net Asset Value, beginning of year	$31.12	$31.55	$53.59	$54.11	$32.08

Investment Activities
Net investment income (loss)*	0.11	(0.10)	(0.01)	(0.38)	0.50
Net realized and unrealized gain (loss)	3.36	(0.33)	(22.03)	(0.03)**	21.98
Total from investment activities	3.47	(0.43)	(22.04)	(0.41)	22.48

Distributions to shareholders from:
Net investment income	(0.24)	—	—	(0.11)	(0.45)
Total distributions	(0.24)	—	—	(0.11)	(0.45)
Net Asset Value, end of year	$34.35	$31.12	$31.55	$53.59	$54.11

Net Asset Value, Total Return (%)(1)	11.29	(1.36)	(41.13)	(0.77)	70.85

Ratios to Average Net Assets
Expenses (%)	0.86	0.86	0.86	0.86	0.86
Net investment income (loss) (%)	0.35	(0.32)	(0.03)	(0.61)	1.28

Supplemental Data
Net Assets end of year(000)	$364,102	$496,367	$615,153	$1,355,953	$965,858
Portfolio turnover(%)(2)	26	21	44	71	25

*          Per share data calculated using average shares method.

**        Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(1)       Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

(2)      Portfolio turnover is for the period indicated and periods of less than one year have not been annualized. Excludes effect of securities received or delivered from processing in-kind creations or redemptions, if any.

Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements.

FMQQ

The Next Frontier Internet ETF

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Year/Period

	Years Ended August 31,		Period Ended August 31, 2022†
	2024	2023
Net Asset Value, beginning of year/period	$10.78	$11.20	$25.80

Investment Activities
Net investment income (loss)*	(0.03)	(0.02)	(0.07)
Net realized and unrealized gain (loss)	2.55	(0.40)	(14.53)
Total from investment activities	2.52	(0.42)	(14.60)

Distributions to shareholders from:
Net investment income	(0.01)	—	—
Total distributions	(0.01)	—	—
Net Asset Value, end of year/period	$13.29	$10.78	$11.20

Net Asset Value, Total Return (%)(1)	23.42	(3.75)	(56.59)

Ratios to Average Net Assets
Expenses (%)	0.86	0.86	0.86	(2)
Net investment income (loss) (%)	(0.25)	(0.19)	(0.58	)(2)

Supplemental Data
Net Assets end of year/period(000)	$30,228	$18,868	$15,114
Portfolio turnover(%)(3)	40	24	66

*          Per share data calculated using average shares method.

†         The Fund commenced operations on September 27, 2021.

(1)       Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

(2)       Annualized.

(3)       Portfolio turnover is for the period indicated and periods of less than one year have not been annualized. Excludes effect of securities received or delivered from processing in-kind creations or redemptions, if any.

Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements.

EMQQ/FMQQ

Notes to Financial Statements

August 31, 2024

1. ORGANIZATION

Exchange Traded Concepts Trust (the “Trust“) is a Delaware statutory trust formed on July 17, 2009. The Trust is registered with the Commission under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company with multiple investment portfolios. The financial statements herein are those of EMQQ The Emerging Markets Internet ETF (formerly, EMQQ The Emerging Markets Internet & Ecommerce ETF) and FMQQ The Next Frontier Internet ETF (formerly, FMQQ The Next Frontier Internet & Ecommerce ETF) (each a “Fund”, and together the “Funds”). The EMQQ The Emerging Markets Internet ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of EMQQ The Emerging Markets Internet Index. The FMQQ The Next Frontier Internet ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of FMQQ The Next Frontier Internet Index. Exchange Traded Concepts, LLC (the “Adviser”), an Oklahoma limited liability company, serves as the investment adviser for the Funds. Each Fund is classified as “non-diversified” under the 1940 Act (see “Non-Diversification Risk“ under Note 6). The EMQQ The Emerging Markets Internet ETF commenced operations on November 12, 2014. The FMQQ The Next Frontier Internet ETF commenced operations on September 27, 2021.

Shares of the Funds are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Market prices for shares of a Fund may be different from their net asset value (“NAV”). The Funds issue and redeem shares on a continuous basis to certain institutional investors (typically market makers or other broker-dealers) at NAV only in large blocks of shares called “Creation Units.” Creation Units are available for purchase and redemption on each business day and are offered and redeemed on an in-kind basis, together with a specified cash amount, or for an all cash amount. Once created, shares trade in a secondary market at market prices that change throughout the day in share amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The accompanying financial statements have been prepared in accordance with U.S. GAAP on the accrual basis of accounting. Management has reviewed Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies (“ASC 946”), and concluded that the Funds meet the criteria of an “investment company,” and therefore, the Funds prepare their financial statements in accordance with investment company accounting as outlined in ASC 946.

Use of Estimates and Indemnifications — Each Fund is an investment company in conformity with U.S. GAAP. Therefore, the Funds follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Funds, enters into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements cannot be known; however, the Funds expect any risk of loss to be remote.

Security Valuation — The Funds record their investments at fair value. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (“NASDAQ”)), including securities traded over the counter, are valued at the

EMQQ/FMQQ

Notes to Financial Statements

August 31, 2024 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid price for long positions and at the most recent quoted ask price for short positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with remaining maturities of sixty days or less when acquired will be valued at their market value. If a market value is not available from a pricing vendor or from an independent broker, the security shall be fair valued according to the Trust’s fair value procedures. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Rule 2a-5 under the 1940 Act establishes requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund’s investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available. Rule 31a-4 under the 1940 Act sets forth recordkeeping requirements associated with fair-value determinations.

Pursuant to the requirements of Rule 2a-5, the Trust’s Board of Trustees (the “Board”) (i) has designated the Adviser as the Board’s valuation designee to perform fair-value determinations for a Fund through the Adviser’s Valuation Committee and (ii) approved the Adviser’s Valuation Procedures.

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, a Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include, but are not limited to government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement

EMQQ/FMQQ

Notes to Financial Statements

August 31, 2024 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•        Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•        Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•        Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value during the year ended August 31, 2024 maximized the use of observable inputs and minimized the use of unobservable inputs. Investments are classified within the level of the lowest significant input considered in determining fair value.

Federal Income Taxes — It is each Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds’ policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on their Statements of Operations. As of August 31, 2024, the Funds did not have any interest or penalties associated with the underpayment of any income taxes. Current tax years remain open and subject to examination by tax jurisdictions. The Funds have reviewed all major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns.

Foreign Taxes — The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains earned.

In addition to the requirements of the Code, each Fund may also be subject to capital gains tax in India and potentially other foreign jurisdictions, on gains realized upon the sale of securities, payable upon repatriation of sales proceeds. Any realized losses in excess of gains in India may be carried forward to offset future gains. Funds with exposure to Indian securities and potentially other foreign jurisdictions accrue a deferred tax liability for unrealized gains in excess of available loss carryforwards based on existing tax rates and holding periods of the securities.

EMQQ/FMQQ

Notes to Financial Statements

August 31, 2024 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

For the year ended August 31, 2024, accrued foreign capital gains tax on appreciated securities as shown on the Statements of Assets and Liabilities and recorded net changes in unrealized appreciation (depreciation) on Accrued Foreign Capital Gains Tax on Appreciated Securities as shown on the Statements of Operations were:

	Accrued Foreign Capital Gains Tax on Appreciated Securities	Net Change in Unrealized Appreciation (Depreciation) on Deferred Accrued Foreign Capital Gains Tax on Appreciated Securities
EMQQ The Emerging Markets Internet ETF	$2,975,699	$(2,140,588)
FMQQ The Next Frontier Internet ETF	447,330	(447,330)

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes and reclaims on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. The Funds may be subject to foreign taxes related to foreign income received, capital gain on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

Cash and Cash Equivalents — Idle cash may be swept into various overnight demand deposits and is classified as Cash and Cash equivalents on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Dividends and Distributions to Shareholders — Each Fund pays out dividends from its net investment income and distributes its net capital gains, if any, to investors at least annually. All distributions are recorded on ex-dividend date.

EMQQ/FMQQ

Notes to Financial Statements

August 31, 2024 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (concluded)

Creation Units — The Funds issue and redeem shares at NAV and only in Creation Units, or multiples thereof. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee of $750 and $1,550 for EMQQ The Emerging Markets Internet ETF and FMQQ The Next Frontier Internet ETF, respectively, per transaction, regardless of the number of Creation Units created in a given transaction. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard minimum redemption transaction fee of $750 and $1,550 for EMQQ The Emerging Markets Internet ETF and FMQQ The Next Frontier Internet ETF, respectively, per transaction to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed in a given transaction. The Funds may charge, either in lieu of or in addition to the fixed creation transaction fee, a variable fee for creations and redemptions in order to cover certain non-standard brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transactions. In all cases, such fees will be limited in accordance with the requirements of the Commission applicable to management investment companies offering redeemable securities.

The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase or redemption of a Creation Unit, which the transaction fee is designed to cover.

Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Funds’ distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase and sell shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

To the extent contemplated by an Authorized Participant Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to SEI Investments Distribution Co. (the “Distributor”), on behalf of a Fund, by the time as set forth in the Authorized Participant Agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the Authorized Participant Agreement. An Authorized Participant Agreement may permit a Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of a Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

EMQQ/FMQQ

Notes to Financial Statements

August 31, 2024 (Continued)

3. SERVICE PROVIDERS

Investment Advisory and Administrative Services

The Adviser is an Oklahoma limited liability company located at 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120, its principal place of business, and 295 Madison Avenue, New York, New York 10017. The Adviser serves as the investment adviser to each Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advisory services to each Fund. With respect to EMQQ The Emerging Markets Internet ETF, the Adviser is responsible for, among other things, overseeing the sub-adviser (as defined below), including daily monitoring of the purchase and sale of securities by the sub-adviser and regular review of the sub-adviser’s performance. With respect to FMQQ The Next Frontier Internet ETF, the Adviser is responsible for the day-to-day management of the Fund, including, among other things, implementing changes to the Fund’s portfolio in connection with any rebalancing or reconstitution of its Index, trading portfolio securities on behalf of the Fund, and selecting broker-dealers to execute purchase and sale transactions, subject to the oversight of the Board. For the services it provides to the Funds, each Fund pays the Adviser a fee, which is calculated daily and paid monthly, at an annual rate of 0.86% of average daily net assets of each Fund.

ETC Platform Services, LLC (“ETC Platform Services”), a direct wholly-owned subsidiary of the Adviser, administers each Fund’s business affairs and provides office facilities and equipment, certain clerical, bookkeeping and administrative services, paying agent services under the Fund’s unitary fee arrangement (as described below), and its officers and employees to serve as officers or Trustees of the Trust. ETC Platform Services also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. For the services it provides to the Fund, ETC Platform Services is paid a fee calculated daily and paid monthly based on a percentage of each Fund’s average daily net assets.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds (including the fee charged by ETC Platform Services) except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (“Excluded Expenses“).

EMQQ Global LLC is the sponsor of each Fund’s Index and each Fund (the “Sponsor“). In connection with an arrangement between the Adviser and the Sponsor, the Sponsor has agreed to assume the obligation of the Adviser to pay all expenses of the Funds (except Excluded Expenses) and, to the extent applicable, pay the Adviser a minimum fee. For its services, the Sponsor is entitled to a fee from the Adviser, which is calculated daily and paid monthly, based on a percentage of the average daily net assets of each Fund. The Sponsor does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the either Fund.

A Trustee and certain officers of the Trust are affiliated with the Adviser and receive no compensation from the Trust for serving as officers and/or Trustee.

EMQQ/FMQQ

Notes to Financial Statements

August 31, 2024 (Continued)

3. SERVICE PROVIDERS (concluded)

Sub-Advisory Agreement (EMQQ The Emerging Markets Internet ETF only)

Penserra Capital Management LLC (the “Sub-Adviser“), a New York limited liability company located at 4 Orinda Way, Suite 100-A, Orinda, California 94563, serves as the sub-adviser to EMQQ The Emerging Markets Internet ETF pursuant to a sub-advisory agreement (the “Sub-Advisory-Agreement“). Under the Sub-Advisory Agreement, the Sub-Adviser is responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and the Board. Under the Sub-Advisory Agreement, the Adviser pays the Sub-Adviser out of the fee the Adviser receives from the Fund.

The Sub-Adviser’s affiliated broker-dealer, Penserra Securities LLC, holds a minority interest in the Sub-Adviser. The Fund may execute brokerage or other agency transactions through registered broker dealer affiliates of the Fund, the Adviser, the Sub-Adviser or the distributor for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934 (the “1934 Act”) and rules promulgated by the Commission. For the year ended August 31, 2024, the Funds did not pay commissions to affiliated brokers.

Distribution Arrangement

The Distributor serves as each Fund’s underwriter and distributor of each Fund’s shares pursuant to a distribution agreement (the “Distribution Agreement”). Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Fund’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of a Fund’s shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in any Fund’s shares.

The Funds have adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. For the year ended August 31, 2024, no fees were charged by the Distributor under the Plan and the Plan will only be implemented with approval of the Board.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services serves as the Funds’ administrator pursuant to an administration agreement. Brown Brothers Harriman & Co. serves as the Funds’ custodian and transfer agent pursuant to a custodian agreement and transfer agency services agreement. The Adviser pays these fees.

An officer of the Trust is affiliated with the administrator and receives no compensation from the Trust for serving as an officer.

EMQQ/FMQQ

Notes to Financial Statements

August 31, 2024 (Continued)

4. INVESTMENT TRANSACTIONS

For the year ended August 31, 2024, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
EMQQ The Emerging Markets Internet ETF	$103,241,487	$202,867,054
FMQQ The Next Frontier Internet ETF	11,962,746	9,220,763

For the year ended August 31, 2024, there were no purchases or sales of long-term U.S. Government securities by the Funds.

For the year ended August 31, 2024, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Net Realized Gain (Loss)
EMQQ The Emerging Markets Internet ETF	$—	$67,785,051	$12,496,411
FMQQ The Next Frontier Internet ETF	3,064,246	—	—

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent.

To the extent these differences are permanent in nature, they are charged or credited to paid-in capital and distributable earnings, as appropriate, in the period that the differences arise.

At August 31, 2024, the Fund reclassified the following permanent amount between paid-in capital and distributable earnings (accumulated losses), the reclassification is primarily related to in-kind redemptions:

	Paid-in Capital	Distributable Earnings (Accumulated Losses)
EMQQ The Emerging Markets Internet ETF	$8,304,944	$(8,304,944)
FMQQ The Next Frontier Internet ETF	—	—

The tax character of distributions declared during the fiscal years ended August 31, 2024 and August 31, 2023, was as follows:

	Ordinary Income	Long-Term Capital Gain	Totals
EMQQ The Emerging Markets Internet ETF
2024	$3,171,921	$—	$3,171,921
2023	—	—	—
FMQQ The Next Frontier Internet ETF
2024	$20,951	$—	$20,951
2023	—	—	—

EMQQ/FMQQ

Notes to Financial Statements

August 31, 2024 (Continued)

5. TAX INFORMATION (concluded)

As of August 31, 2024, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	EMQQ The Emerging Markets Internet ETF	FMQQ The Next Frontier Internet ETF
Undistributed Ordinary Income	$2,024,899	$107,728
Post-October Losses	(48,450,856)	—
Capital Loss Carryforwards	(340,809,596)	(7,807,605)
Unrealized Appreciation (Depreciation)	(60,719,309)	3,578,257
Other Temporary Differences	(9)	—
Total Distributable Earnings (Accumulated Losses)	$(447,954,871)	$(4,121,620)

Post-October capital losses represent capital losses realized on investment transactions from November 1, 2023 through August 31, 2024, that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen on the first day of the Fund’s next taxable year.

The Funds are permitted to utilize capital losses that are carried forward and will retain their character as either short-term or long-term capital losses. As of August 31, 2024, the Funds had the following capital loss carryforwards to offset capital gains for an unlimited period:

	Non-Expiring Short-Term	Non-Expiring Long-Term	Total Capital Loss Carryforwards
EMQQ The Emerging Markets Internet ETF	$112,614,367	$228,195,229	$340,809,596
FMQQ The Next Frontier Internet ETF	3,823,330	3,984,275	7,807,605

For federal income tax purposes, the cost of securities owned at August 31, 2024, and the net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes primarily due to corporate action related tax adjustment, wash sales, and investment in passive investment companies, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years.

The Federal tax cost and aggregate gross unrealized appreciation and (depreciation) on investments held by the Funds at August 31, 2024, were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)*
EMQQ The Emerging Markets Internet ETF	$424,626,173	$72,680,767	$(130,425,225)	$(57,744,458)
FMQQ The Next Frontier Internet ETF	26,393,444	7,942,423	(3,916,919)	4,025,504

*     The difference in Unrealized Appreciation (Depreciation) in the table above is due to the foreign capital gains tax on appreciated securities.

6. PRINCIPAL RISKS OF INVESTING IN THE FUNDS

As with all exchange traded funds (“ETFs”), each shareholder of a Fund is subject to the risk that his or her investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Risk information is applicable to each Fund unless otherwise noted. Additional principal risks are disclosed in the Funds’ prospectus. Please refer to the Funds’ prospectus for a complete description of the principal risks of investing in a Fund.

EMQQ/FMQQ

Notes to Financial Statements

August 31, 2024 (Continued)

6. PRINCIPAL RISKS OF INVESTING IN THE FUNDS (continued)

Currency Exchange Rate Risk: The Funds may invest a relatively large percentage of its assets in securities denominated in non-U.S. currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of a Fund’s investment and the value of your shares. Because the a Fund’s NAV is determined in U.S. dollars, a Fund’s NAV could decline if the currency of the non-U.S. market in which the Fund invest depreciates against the U.S. dollar, even if the value of a Fund’s holdings, measured in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

Emerging Markets Securities Risk: Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Differences in regulatory, accounting, auditing, and financial reporting and recordkeeping standards could impede the Adviser’s or Sub-Adviser’s ability to evaluate local companies and impact a Fund’s performance. Investments in securities of issuers in emerging markets may also be exposed to risks related to a lack of liquidity, greater potential for market manipulation, issuers’ limited reliable access to capital, and foreign investment structures. Additionally, the Funds may have limited rights and remedies available to it to pursue claims against issuers in emerging markets.

Foreign Securities Risk: Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to expropriation, nationalization or adverse political or economic developments. Foreign securities may have relatively low market liquidity and decreased publicly available information about issuers. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Non-U.S. issuers may also be subject to inconsistent and potentially less stringent accounting, auditing, financial reporting and investor protection standards than U.S. issuers. These and other factors can make investments in the Funds more volatile and potentially less liquid than other types of investments. In addition, where all or a portion of a Fund’s portfolio holdings trade in markets that are closed when the Funds’ market is open, there may be valuation differences that could lead to differences between a Fund’s market price and the value of the Fund’s portfolio holdings.

Frontier Market Risk: Certain foreign markets are only in the earliest stages of development and may be considered “frontier markets.” Frontier financial markets generally are less liquid and more volatile than other markets, including markets in developing and emerging economies. Frontier markets have a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries. Securities may have limited marketability and be subject to erratic price movements. Frontier markets, particularly countries in the Middle East, have been, and may continue to be, impacted by political instability, war, terrorist activities and religious, ethnic and/or socioeconomic unrest. These and other factors make investing in frontier market countries significantly riskier than investing in developed market or emerging market countries.

Limited Authorized Participants, Market Makers and Liquidity Providers Concentration Risk: Because each Fund is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from a Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occurs, the risk of which is higher during periods of market stress, shares of the Funds may trade at a material discount to NAV, possibly face delisting and may experience wider bid-ask spreads: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

EMQQ/FMQQ

Notes to Financial Statements

August 31, 2024 (Continued)

6. PRINCIPAL RISKS OF INVESTING IN THE FUNDS (concluded)

Market Risk: The market price of an investment could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market value of an investment also may decline because of factors that affect a particular industry or industries such as labor shortages, increased production costs, and competitive conditions. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific investments. For example, in recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, Russia’s invasion of Ukraine, and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected.

Non-Diversification Risk: The Funds are non-diversified, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Funds’ performance.

7. Securities Lending

The Funds have entered into a Securities Lending Agreement with Brown Brothers Harriman & Co. (the “Lending Agent”) to lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Funds (including the loan collateral). The Funds will not lend portfolio securities to the Adviser or its affiliates unless permissible under the 1940 Act and the rules and promulgations thereunder. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 102% of the value of domestic equity securities and American Depositary Receipts and 105% of the value of foreign equity securities (other than ADRs). However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Funds may be delayed or restricted from recovering the loaned securities or disposing of the collateral for the loan, which could give rise to loss because at adverse market actions, expenses and/or delays in connection with the disposition of the underlying securities. Any gain or loss in the market price of the securities loaned and income from lending activity by a Fund that might occur during the term of the loan would be for the account of the Fund. Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent.

Securities lending transactions are entered into by the Funds under the Securities Lending Agreement, which permits the Funds, under certain circumstances such as an event of default, to offset amounts payable by a Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

EMQQ/FMQQ

Notes to Financial Statements

August 31, 2024 (Concluded)

7. Securities Lending (concluded)

The following is a summary of securities lending agreements held by the EMQQ The Emerging Markets Internet ETF, with cash collateral of overnight maturities and non-cash collateral, which would be subject to offset as of August 31, 2024:

Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received(1)	Value of Non- Cash Collateral Received	Net Amount
$1,413,286	$1,413,286	$—	$—

(1)        Collateral received in excess of market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Statements of Assets and Liabilities.

The value of loaned securities and related collateral outstanding at August 31, 2024 are shown in the Schedules of Investments. The value of the collateral held may be temporarily less than that required under the lending contract. As of August 31, 2024, the cash collateral was invested in a Short-Term Investment with the following maturity:

EMQQ The Emerging Markets Internet ETF:

	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
Short-Term Investment	$1,477,855	$—	$—	$—	$1,477,855

8. OTHER

At August 31, 2024, the records of the Trust reflected that 100% of the EMQQ The Emerging Markets Internet ETF and FMQQ The Next Frontier Internet ETF total shares outstanding were held by three and one Authorized Participant(s) respectively, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the Exchange and have been purchased and sold by persons other than Authorized Participants.

9. RECENT MARKET EVENTS

Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. Periods of market volatility may occur in response to such events and other economic, political, and global macro factors.

Governments and central banks, including the Federal Reserve in the United States, took extraordinary and unprecedented actions to support local and global economies and the financial markets in response to the COVID-19 pandemic, including by keeping interest rates at historically low levels for an extended period. The Federal Reserve concluded its market support activities in 2022 and began to raise interest rates in an effort to fight inflation. However, the Federal Reserve has recently lowered interest rates and may continue to do so. This and other government intervention into the economy and financial markets to address the pandemic, inflation, or other significant events in the future may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

10. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

EMQQ/FMQQ

Report of Independent Registered Public Accounting Firm

To the Shareholders of EMQQ The Emerging Markets Internet ETF and FMQQ The Next Frontier Internet ETF and Board of Trustees of Exchange Traded Concepts Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Exchange Traded Concepts Trust comprising the funds listed below (the ”Funds”) as of August 31, 2024, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2024, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
EMQQ The Emerging Markets Internet ETF (formerly EMQQ The Emerging Markets Internet & Ecommerce ETF)	For the year ended August 31, 2024	For the years ended August 31, 2024 and 2023	For the years ended August 31, 2024, 2023, 2022, 2021, and 2020
FMQQ The Next Frontier Internet ETF (formerly FMQQ The Next Frontier Internet & Ecommerce ETF)	For the year ended August 31, 2024	For the years ended August 31, 2024 and 2023	For the years ended August 31, 2024 and 2023 and for the period from September 27, 2021 (commencement of operations) through August 31, 2022

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Exchange Traded Concepts, LLC since 2012.

COHEN & COMPANY, LTD.
Cleveland, Ohio
October 23, 2024

EMQQ/FMQQ

Notice to Shareholders

(Unaudited)

For shareholders that do not have an August 31, 2024 tax year end, this notice is for informational purposes only. For shareholders with an August 31, 2024 tax year end, please consult your tax advisor as to the pertinence of this notice.

For the fiscal year ended August 31, 2024, the Fund is designating the following items with regard to distributions paid during the year.

Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying For Corporate Dividend Received Deduction (1)	Qualifying Dividend Income (2)	U.S. Government Interest (3)	Qualified Interest Income (4)	Qualified Short-Term Capital Gain (5)	Qualifying Business Income (6)	Foreign Tax Credit (7)
EMQQ The Emerging Markets ETF
0.00%	100.00%	100.00%	3.09%	8.84%	0.00%	0.00%	0.00%	0.00%	17.90%
FMQQ The Next Frontier Internet ETF
0.00%	100.00%	100.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

(1)        Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)        The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and its reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by law.

(3)        U.S. Government Interest represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. Generally, interest from direct U.S. Government obligations is exempt from state income tax.

(4)    The percentage in this column represents the amount of “Qualifying Interest Income” as created by the American Jobs Creation Act of 2004 and is a percentage of net investment income that is exempt from U.S. withholding tax when paid for foreign investors.

(5)    The percentage in this column represents the amount of “Qualifying Short-Term Capital Gain” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(6)    The percentage in this column represents the amount of ordinary income that qualifies for 20% Business Income Deduction.

(7)    The percentage in this column represents the amount of “Qualifying Foreign Taxes” as a percentage of ordinary distribution during the fiscal year ended August 31, 2024. The EMQQ The Emerging Markets ETF accrued Foreign taxes during the fiscal year ended August 31, 2024, amounted to $691,436 and are expected to be passed through to shareholders as foreign tax credits on Form 1099 – Dividend for the year ended December 31, 2024. In addition, for the fiscal year ended August 31, 2024, gross income derived from sources within foreign countries amounted to $1,570,177 for the Fund.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2024. Complete information will be computed and reported in conjunction with your 2024 Form 1099-DIV.

10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Investment Adviser:
Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Investment Sub-Adviser
(EMQQ The Emerging Markets Internet ETF only):
Penserra Capital Management LLC
4 Orinda Way, 100-A
Orinda, CA 94563

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel:
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

Independent Registered Public Accounting Firm:
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

This information must be preceded or accompanied by a current prospectus for the Funds.

For additional information about the Fund; including prospectus, financial information, holdings, and proxy voting information, call or visit:

•        1-855-888-9892

•        https://emqqetf.com/materials/

•        https://fmqqetf.com/materials/

EMQ-AR-001-1000

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Remuneration was paid by the company during the period covered by the report to Trustees on the company’s Board of Trustees. The Board of Trustees expensed $20,081 to each Fund in the Trust for the period covered by the report.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The disclosure regarding the Approval of Advisory Agreement, if applicable, is included as part of the financial statements included above in Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a) (1) Code of Ethics attached hereto.

(a)(2) Not applicable.

(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(4) Not applicable to open-end management investment companies.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Principal Executive Officer

Date: October 29, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Principal Executive Officer

Date: October 29, 2024

By (Signature and Title)	/s/ Christopher W. Roleke
Christopher W. Roleke, Principal Financial Officer

Date: October 29, 2024